IFRS 7 Disclosure (Structural Interest Rate Sensitivity Measures) (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	$ (3,806)	$ (3,683)	$ (3,330)
NII Sensitivity	341	411	527
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	3,588	3,407	2,927
NII Sensitivity	(371)	$ (461)	$ (609)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(1,444)
NII Sensitivity	292
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	1,425
NII Sensitivity	(323)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(2,362)
NII Sensitivity	49
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	2,163
NII Sensitivity	$ (48)